EQUITY (Share capital Narrative) (Details) - USD ($) $ in Millions	Apr. 03, 2022	Jan. 02, 2022	Jan. 03, 2021
Disclosure of classes of share capital [line items]
Shares issued (in shares)		192,267,273	198,407,222
Shares outstanding (in shares)		192,267,273	198,407,222
Number of shares in entity held by entity or by its subsidiaries or associates		8,759	2,897
Accounts payables, stock repurchases	$ 5.3
First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)		0	0
Second Preferences Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)		0	0